LIFE INSURANCE SENSITIVITY ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2018
6311 Life Insurance [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Tables) [Line Items]
Disclosure of accounting judgements and estimates [text block]
		2018		2017
	Change in variable	Increase (reduction in profit before tax £m )	Increase (reduction in equity £m )	Increase (reduction in profit before tax £m )	Increase (reduction in equity £m )
Non-annuitant mortality and morbidity[1]	5% reduction	22	18	23	19
Annuitant mortality[2]	5% reduction	(234)	(194)	(221)	(184)
Lapse rates[3]	10% reduction	89	74	75	62
Future maintenance and investment expenses[4]	10% reduction	262	217	289	240
Risk-free rate[5]	0.25% reduction	76	63	(40)	(33)
Guaranteed annuity option take up6	5% addition	(3)	(2)	(6)	(5)
Equity investment volatility[7]	1% addition	(5)	(4)	(7)	(6)
Widening of credit default spreads on corporate bonds[8]	0.25% addition	(364)	(303)	(235)	(195)
Increase in illiquidity premia[9]	0.10% addition	153	127	145	120
1	This sensitivity shows the impact of reducing mortality and morbidity rates on non-annuity business to 95 per cent of the expected rate.

2	This sensitivity shows the impact on the annuity and deferred annuity business of reducing mortality rates to 95 per cent of the expected rate.

3	This sensitivity shows the impact of reducing lapse and surrender rates to 90 per cent of the expected rate.

4	This sensitivity shows the impact of reducing maintenance expenses and investment expenses to 90 per cent of the expected rate.

5	This sensitivity shows the impact on the value of in-force business, financial options and guarantee costs, statutory reserves and asset values of reducing the risk-free rate by 25 basis points.

6	This sensitivity shows the impact of a flat 5 per cent addition to the expected rate.

7	This sensitivity shows the impact of a flat 1 per cent addition to the expected rate.

8	This sensitivity shows the impact of a 25 basis point increase in credit default spreads on corporate bonds and the corresponding reduction in market values. Swap curves, the risk-free rate and illiquidity premia are all assumed to be unchanged.

9	This sensitivity shows the impact of a 10 basis point increase in the allowance for illiquidity premia. It assumes the overall spreads on assets are unchanged and hence market values are unchanged. Swap curves and the non-annuity risk-free rate are both assumed to be unchanged. The increased illiquidity premium increases the annuity risk-free rate.